Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value (in dollars per share)	$ 0.0002	$ 0.0002
Preferred stock, shares authorized (in shares)	500,000	500,000
Preferred stock, shares issued (in shares)	345,000	345,000
Preferred stock, shares outstanding (in shares)	345,000	345,000
Common stock, par value (in dollars per share)	$ 0.0002	$ 0.0002
Common stock, shares authorized (in shares)	1,500,000,000	1,500,000,000
Common stock, shares issued (in shares)	213,751,145	193,521,506
Common stock, shares outstanding (in shares)	213,751,145	193,521,506